Discontinued Operations	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Discontinued operations

27. Discontinued operations

On November 21, 2023 the Company closed the transaction for the partial divestiture of its Bentrio® business, by selling a 51% stake in its subsidiary Altamira Medica AG. The transaction also includes the sale of Auris Medical Pty Ltd, Melbourne (Australia), a wholly owned subsidiary of Altamira Medica AG. The two companies sold represent the entirety of the Bentrio® business and are presented as one discontinued operation. The retained share of 49% in Altamira Medica is accounted for as investment in an associate using the equity method.

The gain on disposal of discontinued operations was determined as follows:

November 21, 2023
Cash consideration received	2,040,000
Other consideration received	32,685
Total consideration received	2,072,685

Net assets disposed:
Inventories	(331,466)
Prepaid expenses	(218,395)
Receivables and other assets	(677,544)
Cash and cash equivalents	(115,676)
Trade and other payables	1,104,399
Accrued liabilities	318,083
Deferred income	932,200
Foreign currency translation reserve, transfer to profit or loss	161,249
Total net assets disposed incl. currency translation reserve	1,172,850
Remeasurement of retained interest at fair value	1,960,000

Pre-tax gain on disposal of discontinued operation	5,205,535
Related tax expense	-
Gain on disposal of discontinued operation	5,205,535

Net cash inflow on disposal of discontinued operations
Cash consideration received	2,040,000
Cash disposed of	(115,676)
Net cash inflow on disposal	1,924,324

Result of discontinued operations:

	2023	2022	2021
Revenue	157,834	305,616	63,882
Cost of Sales	(191,922)	(1,443,855)	(2,240,554)
Other income	131,702	700,122	214,217
Operating expenses	(1,870,939)	(7,680,444)	(7,934,264)
Financial income/(expense), net	(131,192)	239,383	(333,878)
Tax (expense) / credit	99,847	2,410	(139,565)
Gain on disposal of discontinued operation	5,205,535	-	-
Profit after tax from discontinued operations	3,400,865	(7,876,768)	(10,370,162)

Earnings per share from discontinued operations:

	2023	2022	2021
Basic and diluted earnings / (loss) per share from discontinued operations	6.92	(172.98)	(313.15)

Statement of cash flows:

	2023	2022	2021
Operating activities	(1,092,385)	(1,104,053)	(2,612,264)
Investing activities	67	67,406	(116,330)
Financing activities	1,056,532	859,610	2,000,000
Net cash from discontinued operations	(35,786)	(177,037)	(728,594)